Unaudited Interim Condensed Statements of Changes in Shareholders’ Equity	Ordinary shares JPY (¥) shares	Additional Paid-in Capital JPY (¥)	Accumulated Deficit JPY (¥)	JPY (¥) shares	USD ($) shares
Balance at Apr. 30, 2023	¥ 100,000,000	¥ 1,702,120,099	¥ (1,593,605,162)	¥ 208,514,937	$ 1,368,657
Balance (in Shares) at Apr. 30, 2023	13,839,400
Issuance of ordinary shares for cash	¥ 781,200,000	(326,330,981)		454,869,019	2,985,684
Issuance of ordinary shares for cash (in Shares)	1,200,000
Net loss			(184,955,100)	(184,955,100)	(1,214,014)
Share based compensation		1,616,463		1,616,463	10,610
Balance at Oct. 31, 2023	¥ 881,200,000	1,377,405,581	(1,778,560,262)	480,045,319	3,150,937
Balance (in Shares) at Oct. 31, 2023	15,039,400
Balance at Apr. 30, 2024	¥ 50,000,000	2,210,480,581	(1,929,755,834)	¥ 330,724,747	$ 2,170,822
Balance (in Shares) at Apr. 30, 2024	15,076,900			13,839,400	13,839,400
Net loss			(110,165,612)	¥ (110,165,612)	$ (723,108)
Balance at Oct. 31, 2024	¥ 50,000,000	¥ 2,210,480,581	¥ (2,039,921,446)	¥ 220,559,135	$ 1,447,714
Balance (in Shares) at Oct. 31, 2024	15,076,900			15,076,900	15,076,900